Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Month	Dec. 31, 2017 CAD ($) Month
Statements Line Items
Dividend per share	1.00%	1.00%
Expected volatility	35.00%	38.00%
Risk-free interest rate	2.00%	1.00%
Expected life | Month	46	45
Weighted average share price	$ 12.85	$ 16.57
Weighted average fair value of options granted	$ 3.37	$ 4.58